Severance and Other Exit Costs - Summary of Total Severance Charges Recorded in the Consolidated Statement of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Total severance charges	$ 2,058	$ 2,320
Cost of Revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total severance charges	524	517
Sales and Marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total severance charges	555	301
Engineering and Development [Member]
Restructuring Cost and Reserve [Line Items]
Total severance charges	636	960
General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total severance charges	$ 343	$ 542